Discontinued Operations Components of Discontinued Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income taxes	$ (122.1)	$ 23.9	$ 32.7	$ 39.4	$ 770.5	$ 13.6	$ 38.8	$ (151.4)	$ (26.1)	$ 671.5	$ 138.3
Adjustment for workers' compensation, product liability, and other postretirement benefits and other, tax									(5.2)	(0.1)	(0.5)
Provision for environmental liabilities, net of recoveries, tax									32.5	24.9	12.9
Provision for legal reserves and expenses, net of recoveries, tax									6.9	7.2	6.6
Adjustment for workers’ compensation, product liability, and other postretirement benefits and other, net of income tax benefit (expense) of ($5.2), ($0.1) and ($0.5), respectively
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income taxes									(1.7)	3.0	2.5
Provision for environmental liabilities, net of recoveries, net of income tax benefit (expense) of $32.5, $24.9 and $12.9, respectively
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income taxes									(121.4)	(51.2)	(24.0)
Provision for legal reserves and expenses, net of recoveries, net of income tax benefit (expense) of $6.9, $7.2 and $6.6, respectively
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income taxes									(26.3)	(13.4)	(12.2)
Discontinued operations of FMC Health and Nutrition, net of income tax benefit (expense) of ($7.1), ($180.1) and ($43.8), respectively
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income taxes									6.0	683.3	114.7
Discontinued operations of FMC Health and Nutrition, tax									(7.1)	(180.1)	(43.8)
Discontinued operations of FMC Lithium, net of income tax benefit (expense) of ($18.0), ($35.2) and ($11.9), respectively
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operations, net of income taxes									117.3	49.8	57.3
Discontinued operations of FMC Health and Nutrition, tax									$ (18.0)	$ (35.2)	$ (11.9)